UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 38.5%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
AT&T Inc., Senior Notes	3.400%	5/15/25	$1,070,000	$1,044,496
AT&T Inc., Senior Notes	4.250%	3/1/27	580,000	580,866
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	110,000	112,415
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	2,270,000	2,093,173
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	840,000	912,662
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	748,392
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	249,431
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	280,190
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	944,000	978,374
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	359,912

Total Diversified Telecommunication Services				7,359,911

Media - 1.0%
21st Century Fox America Inc., Senior Notes	3.000%	9/15/22	170,000	169,833
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	301,469
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,300,000	3,423,709
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	160,000	154,786
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	766,731
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	280,379
Comcast Corp., Senior Notes	3.950%	10/15/25	790,000	814,643
Comcast Corp., Senior Notes	3.150%	3/1/26	90,000	88,424
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,571,320
Fox Corp., Senior Notes	4.030%	1/25/24	310,000	316,752	(a)
Fox Corp., Senior Notes	4.709%	1/25/29	670,000	696,526	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	149,896	(a)

Total Media				8,734,468

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,090,000	1,110,762
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	150,000	148,211	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	3/20/23	$818,125	$815,057	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,990,000	1,985,025
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	610,000	604,550

Total Wireless Telecommunication Services				4,663,605

TOTAL COMMUNICATION SERVICES				20,757,984

CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	770,000	751,862	(a)

Automobiles - 0.8%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	77,721	(a)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	470,000	466,293	(a)
Daimler Finance North America LLC, Senior Notes	3.350%	5/4/21	2,100,000	2,098,964	(a)
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,049,265
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	827,337
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	181,905
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	160,000	157,389
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	522,563
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	874,536
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,213,812

Total Automobiles				7,469,785

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	808,434
McDonald’s Corp., Senior Notes	3.500%	3/1/27	450,000	444,861
McDonald’s Corp., Senior Notes	3.800%	4/1/28	150,000	149,971
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,520,000	1,543,719
Sands China Ltd., Senior Notes	5.125%	8/8/25	430,000	440,226

Total Hotels, Restaurants & Leisure				3,387,211

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	300,000	297,060
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	235,423

Total Household Durables				532,483

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	$2,080,000	$2,053,473

TOTAL CONSUMER DISCRETIONARY				14,194,814

CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	960,000	949,915	(a)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	160,000	153,762	(a)
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	147,000	146,366
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	810,000	815,395
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	810,000	819,082
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,890,000	1,951,283
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	779,855
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	2,360,000	2,405,362
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	520,000	535,145	(a)

Total Beverages				8,556,165

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	670,000	642,506
Walmart Inc., Senior Notes	3.700%	6/26/28	320,000	328,319

Total Food & Staples Retailing				970,825

Food Products - 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,786,628	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	490,000	498,339	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	155,058
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	460,000	456,011
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,140,550	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	560,417	(a)

Total Food Products				4,597,003

Tobacco - 1.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	676,776
Altria Group Inc., Senior Notes	3.490%	2/14/22	220,000	221,697
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	49,184
Altria Group Inc., Senior Notes	3.800%	2/14/24	320,000	321,304
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,590,000	1,606,300
Altria Group Inc., Senior Notes	4.800%	2/14/29	990,000	990,327
Altria Group Inc., Senior Notes	6.200%	2/14/59	290,000	291,503

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
BAT Capital Corp., Senior Notes	2.764%	8/15/22	$1,750,000	$1,705,760
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,376,177
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	1,320,000	1,312,511
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	995,081
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	114,957

Total Tobacco				9,661,577

TOTAL CONSUMER STAPLES				23,785,570

ENERGY - 5.2%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	740,000	744,247

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	972,000	999,213
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	820,000	877,977
Antero Resources Corp., Senior Notes	5.375%	11/1/21	30,000	30,225
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	481,007
Apache Corp., Senior Notes	4.375%	10/15/28	530,000	521,548
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	510,000	511,314
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	419,943
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	1,943,767
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	973,823
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,146
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	81,322
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	504,825
Chevron Corp., Senior Notes	2.954%	5/16/26	1,230,000	1,210,964
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	830,000	800,675
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	842,629
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	760,000	789,341
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	443,752
Concho Resources Inc., Senior Notes	4.375%	1/15/25	110,000	111,383
Concho Resources Inc., Senior Notes	4.300%	8/15/28	480,000	483,680
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,774,000	1,794,359
Continental Resources Inc., Senior Notes	3.800%	6/1/24	940,000	929,487
Continental Resources Inc., Senior Notes	4.375%	1/15/28	60,000	59,864

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	3.250%	5/15/22	$3,280,000	$3,271,106
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	619,053
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,019,841
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,571,272
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	370,000
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	580,000	596,880
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	130,000	135,859
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	290,000	297,973
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	312,006
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,658,597
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,111,035	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	676,488	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	610,000	688,109
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	150,000	151,001
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	765,571
MPLX LP, Senior Notes	4.000%	3/15/28	1,040,000	1,005,376
MPLX LP, Senior Notes	4.800%	2/15/29	620,000	635,624
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	70,530
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	325,762
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	912,248
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	486,674
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	613,725	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	422,205
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	499,258
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	385,671
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,014,500	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	478,950
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	688,940
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	866,250
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	807,664	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	478,220
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,012,451
Shell International Finance BV, Senior Notes	3.250%	5/11/25	1,550,000	1,556,743
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	389,043
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	10,004

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	$1,620,000	$1,676,930	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,827,447
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	180,000	183,811
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	219,942

Total Oil, Gas & Consumable Fuels				46,634,003

TOTAL ENERGY				47,378,250

FINANCIALS - 16.3%
Banks - 11.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	316,333	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	970,567
Banco Santander SA, Senior Notes	3.800%	2/23/28	200,000	188,014
Banco Santander SA, Senior Notes	4.379%	4/12/28	1,000,000	985,384
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.917%	4/12/23	800,000	789,986	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	602,503
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	960,149
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,606,478
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	457,348
Bank of America Corp., Senior Notes	5.000%	1/21/44	560,000	612,794
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	562,923	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,518,191	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,116,856	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,505,609	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,231,995	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	724,574
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	321,010
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,111,172

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	$230,000	$227,299	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,298,799	(a)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	251,951	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	755,192	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,730,000	1,783,683	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	820,000	867,394	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	560,000	536,674	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,517,716	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,787,271
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	49,413
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	87,428
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,635,770	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	682,061
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	941,106
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	180,502
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,550,000	4,572,756
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	275,737
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	123,070
Cooperatieve Rabobank UA, Junior
Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	665,000	682,456	(a)(b)(c)
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	600,000	609,848	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,774,422
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	1,480,000	1,504,860
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	1,500,000	1,451,542
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	690,100	(a)(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	250,000	249,925	(a)
Danske Bank, Senior Notes	5.000%	1/12/22	530,000	541,316	(a)
Danske Bank, Senior Notes	5.375%	1/12/24	800,000	825,275	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	500,000	506,484
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	290,000	297,651
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,196,109

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	$1,640,000	$1,633,925
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	692,167	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	1,570,000	1,611,176	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	435,985
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	625,398
ING Bank NV, Senior Notes	2.500%	10/1/19	220,000	219,507	(a)
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	990,156	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,110,000	1,183,551	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	400,000	380,417	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	372,395	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,465,280	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	132,478
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	150,000	148,714
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,072,411
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,193,697	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,282,253	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	490,000	502,839	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	250,000	262,116	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,813,104
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,482,014
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	535,000	532,916
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	2,970,000	2,971,780	(d)
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	620,000	634,656	(a)
PNC Financial Services Group, Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,445,262
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	330,000	326,296
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	765,653

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	$200,000	$201,163	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,400,000	1,470,254
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	582,107
Santander UK PLC, Senior Notes	2.375%	3/16/20	200,000	198,922
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,704,000	1,717,324	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	252,121
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	3,060,000	3,054,416	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	290,000	295,352	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	880,000	901,595	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,048,873
US Bank NA, Senior Notes	3.150%	4/26/21	380,000	382,054
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/4/19	2,218,000	2,154,731	(b)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000	116,438	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	7,790,859
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	687,840
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,693,226
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	403,678
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,334,901
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	92,467
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	70,000	69,508
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	390,000	387,927

Total Banks				105,497,598

Capital Markets - 2.6%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	622,113
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,552,038
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	900,000	897,653	(a)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	360,000	345,574	(a)(b)
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	217,530	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/4/19	$91,000	$69,294	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,640,000	1,632,700
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,208,042
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,071,864
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	407,337
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,503,406
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	282,223
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,300,946
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	130,000	131,808
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	940,000	914,605	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,130,000	1,134,590	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,292,890
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	60,488
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/4/19	6,200,000	0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.388%	8/19/65	360,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,390,380
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	619,612
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	2,270,000	2,236,183	(b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	70,000	72,429	(b)

Total Capital Markets				22,963,705

Consumer Finance - 0.4%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,479,286
American Express Credit Corp., Senior Notes	2.375%	5/26/20	380,000	377,588

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
Nationwide Building Society, Senior Notes (4.363% to 8/1/21 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	$940,000	$943,806	(a)(b)
Synchrony Financial, Senior Notes	3.000%	8/15/19	430,000	429,813

Total Consumer Finance				3,230,493

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, Senior Notes	4.250%	7/1/20	1,540,000	1,554,754
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	207,314
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, Senior Notes	4.875%	1/16/24	1,130,000	1,158,055
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	642,681	(a)(b)
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,284,436	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,440,167
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,215,727
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,065,124
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,240,000	2,234,780	(a)

Total Diversified Financial Services				13,803,038

Insurance - 0.1%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	168,443
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	99,654
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/67	390,000	475,236	(a)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	130,000	129,359	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	42,232	(a)

Total Insurance				914,924

Thrifts & Mortgage Finance - 0.0%
Stadshypotek AB, Senior Secured Notes	1.875%	10/2/19	390,000	387,895	(a)

TOTAL FINANCIALS				146,797,653

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 3.1%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	2.900%	11/6/22	$220,000	$216,744
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	501,845
Amgen Inc., Senior Notes	2.125%	5/1/20	80,000	79,311
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	121,878
Celgene Corp., Senior Notes	2.250%	8/15/21	330,000	321,871
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	412,247
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	642,214
Gilead Sciences Inc., Senior Notes	2.050%	4/1/19	640,000	639,866
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	540,000	538,086
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	110,000	109,716
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	677,555
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	91,773

Total Biotechnology				4,353,106

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	706,993
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	870,000	857,179
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	84,000	84,157
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	290,000	284,385
Medtronic Global Holdings SCA, Senior Notes	1.700%	3/28/19	580,000	579,666
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	211,275
Medtronic Inc., Senior Notes	3.500%	3/15/25	400,000	406,700

Total Health Care Equipment & Supplies				3,130,355

Health Care Providers & Services - 1.8%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,042,571
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	70,865
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	329,635
Anthem Inc., Senior Notes	3.650%	12/1/27	470,000	462,728
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	480,000	466,635
Cigna Corp., Senior Notes	3.400%	9/17/21	310,000	312,020	(a)
Cigna Corp., Senior Notes	3.750%	7/15/23	840,000	851,026	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	240,000	244,041	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	610,000	619,140	(a)
CVS Health Corp., Senior Notes	3.350%	3/9/21	260,000	260,882
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,017,219
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,600,000	1,622,905
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	867,986
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,270,000	3,274,929

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	3.150%	12/1/22	$110,000	$109,668
Humana Inc., Senior Notes	2.900%	12/15/22	1,300,000	1,277,747
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,205,442
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	780,000	776,312
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	350,000	350,316
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	385,458
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	230,261
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	195,246
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	150,000	154,314

Total Health Care Providers & Services				16,127,346

Pharmaceuticals - 0.5%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	600,000	597,832
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	1,350,000	1,334,900
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	670,533
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,329,938
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	127,498
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	214,709

Total Pharmaceuticals				4,275,410

TOTAL HEALTH CARE				27,886,217

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.6%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	780,745
General Dynamics Corp., Senior Notes	3.750%	5/15/28	1,040,000	1,067,522
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	192,140
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	458,093
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	570,442
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,310,212
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	172,906
United Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	285,872
United Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	132,106

Total Aerospace & Defense				4,970,038

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	410,000	403,323

Airlines - 0.0%
Delta Air Lines 2007-1 Class A Pass-Through Trust	6.821%	8/10/22	256,610	279,102

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	$460,000	$458,596
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,040,904
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	738,698
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	453,867

Total Commercial Services & Supplies				2,692,065

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,608,686

Industrial Conglomerates - 0.5%
General Electric Co., Senior Notes	5.500%	1/8/20	50,000	50,991
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	225,101
General Electric Co., Senior Notes	4.650%	10/17/21	1,330,000	1,371,074
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	1,844,282
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	187,744
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,218,574

Total Industrial Conglomerates				4,897,766

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	359,815

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	100,000	102,178
Union Pacific Corp., Senior Notes	3.950%	9/10/28	450,000	460,467

Total Road & Rail				562,645

Trading Companies & Distributors - 0.1%
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	290,000	306,551	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	772,974	(a)

Total Trading Companies & Distributors				1,079,525

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	720,119	(a)

TOTAL INDUSTRIALS				18,573,084

INFORMATION TECHNOLOGY - 2.4%
Internet Software & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	450,385	(a)
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,163,349	(a)

Total Internet Software & Services				1,613,734

IT Services - 0.4%
Mastercard Inc., Senior Notes	3.375%	4/1/24	700,000	715,249
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	832,841

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - (continued)
Visa Inc., Senior Notes	3.150%	12/14/25	$1,400,000	$1,404,766
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	336,288

Total IT Services				3,289,144

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance
Ltd., Senior Notes	3.125%	1/15/25	590,000	547,713
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	144,246

Total Semiconductors & Semiconductor Equipment				691,959

Software - 0.9%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,270,801
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	496,989
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	734,756
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,145,717
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	673,976
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	19,442
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,006,332
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	374,782
salesforce.com Inc., Senior Notes	3.700%	4/11/28	710,000	728,380

Total Software				8,451,175

Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc., Senior Notes	2.000%	11/13/20	170,000	168,271
Apple Inc., Senior Notes	1.550%	8/4/21	290,000	282,371
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,748,086
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,111,666
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	80,005
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	821,749
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	1,580,000	1,579,461	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,950,000	1,986,513	(a)

Total Technology Hardware, Storage & Peripherals				7,778,122

TOTAL INFORMATION TECHNOLOGY				21,824,134

MATERIALS - 1.9%
Chemicals - 0.2%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,081,839	(a)
Nutrien Ltd., Senior Notes	6.500%	5/15/19	360,000	362,679
OCP SA, Senior Notes	4.500%	10/22/25	550,000	546,900	(a)

Total Chemicals				1,991,418

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Containers & Packaging - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	$1,690,000	$1,794,358	(a)

Metals & Mining - 1.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	963,356	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	686,010	(a)
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	39,918
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	1,670,000	1,834,370	(a)(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,295,996	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	732,738
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	376,414	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	110,000	108,986	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,840,000	1,847,715	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	680,000	648,115	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,040,226
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,132,819
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	735,540
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,490,677

Total Metals & Mining				12,932,880

TOTAL MATERIALS				16,718,656

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	2.700%	9/17/19	1,260,000	1,258,816	(a)

UTILITIES - 0.9%
Electric Utilities - 0.9%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	678,794	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,598,997
Duke Energy Corp., Senior Notes	3.150%	8/15/27	60,000	57,335
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,743,252
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,107,315
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,000,000	991,573
MidAmerican Energy Co., Senior Notes	3.650%	4/15/29	810,000	820,641
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	730,000	700,243	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	580,000	606,764	(a)

TOTAL UTILITIES				8,304,914

TOTAL CORPORATE BONDS & NOTES (Cost - $354,146,382)				347,480,092

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.2%
U.S. Government Agencies - 1.6%
Federal Home Loan Bank (FHLB)	2.125%	2/11/20	$330,000	$328,735
Federal Home Loan Bank (FHLB)	5.625%	6/11/21	1,910,000	2,037,414
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	8,690,000	8,555,773
Tennessee Valley Authority, Senior Notes	3.875%	2/15/21	3,600,000	3,687,620

Total U.S. Government Agencies				14,609,542

U.S. Government Obligations - 32.6%
U.S. Treasury Bonds	3.750%	11/15/43	20,880,000	23,324,428
U.S. Treasury Bonds	2.750%	8/15/47	5,390,000	5,043,861
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	5,518,210
U.S. Treasury Bonds	3.000%	8/15/48	17,920,000	17,612,700
U.S. Treasury Bonds	3.375%	11/15/48	16,570,000	17,518,568
U.S. Treasury Bonds	3.000%	2/15/49	4,450,000	4,375,949
U.S. Treasury Notes	2.750%	9/30/20	860,000	862,654
U.S. Treasury Notes	2.875%	10/15/21	8,360,000	8,439,518
U.S. Treasury Notes	2.500%	2/15/22	6,810,000	6,813,458
U.S. Treasury Notes	1.875%	4/30/22	14,020,000	13,761,506
U.S. Treasury Notes	1.875%	8/31/22	7,810,000	7,647,088
U.S. Treasury Notes	2.125%	12/31/22	4,370,000	4,309,230
U.S. Treasury Notes	2.875%	9/30/23	200,000	203,070
U.S. Treasury Notes	2.500%	1/31/24	2,420,000	2,418,818
U.S. Treasury Notes	2.000%	6/30/24	68,920,000	67,048,930
U.S. Treasury Notes	2.125%	7/31/24	5,180,000	5,069,015
U.S. Treasury Notes	2.250%	11/15/24	13,080,000	12,859,786
U.S. Treasury Notes	2.125%	11/30/24	11,970,000	11,688,752
U.S. Treasury Notes	2.250%	12/31/24	6,850,000	6,731,864
U.S. Treasury Notes	2.000%	2/15/25	4,390,000	4,249,211
U.S. Treasury Notes	2.875%	7/31/25	11,140,000	11,323,636
U.S. Treasury Notes	2.750%	8/31/25	8,220,000	8,292,567
U.S. Treasury Notes	3.000%	9/30/25	5,490,000	5,621,460
U.S. Treasury Notes	2.625%	12/31/25	21,740,000	21,768,024
U.S. Treasury Notes	2.625%	1/31/26	19,090,000	19,113,863
U.S. Treasury Notes	2.625%	2/15/29	2,490,000	2,471,374

Total U.S. Government Obligations				294,087,540

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $308,074,148)				308,697,082

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 9.6%
FHLMC - 2.1%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/47-9/1/48	$14,841,568	$15,161,862
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	9/1/48	96,952	101,929
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/48	1,079,765	1,081,873
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	3/1/49	1,000,000	978,056	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/49	1,600,000	1,601,888	(j)

Total FHLMC				18,925,608

FNMA - 6.5%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	666	682
Federal National Mortgage Association (FNMA)	3.530%	1/1/29	500,000	509,886
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	499,441	513,333
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	490,000	511,600
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	580,000	607,032
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	900,000	927,461
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-3/1/57	8,689,641	8,701,380
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	20,760,657	21,233,991
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	96,321	101,184
Federal National Mortgage Association (FNMA)	3.000%	3/1/49	7,400,000	7,232,055	(j)
Federal National Mortgage Association (FNMA)	3.500%	3/1/49	16,700,000	16,709,133	(j)
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.427%)	3.795%	5/1/43	1,148,047	1,173,659	(b)

Total FNMA				58,221,396

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 1.0%
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-11/20/47	$7,300,565	$7,215,525
Government National Mortgage Association (GNMA) II	5.000%	11/20/48-1/20/49	348,954	364,948
Government National Mortgage Association (GNMA) II	3.000%	3/20/49	1,300,000	1,283,648	(j)
Government National Mortgage Association (GNMA) II	3.500%	3/20/49	200,000	201,809	(j)
Government National Mortgage Association (GNMA) II	4.000%	3/20/49	200,000	205,301	(j)

Total GNMA				9,271,231

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $86,536,205)				86,418,235

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 7.6%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	3.369%	9/15/34	730,000	731,288	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	4.261%	4/25/35	464,352	467,438	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.660%	5/28/36	1,031,365	1,024,521	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,280,946	(a)(b)
BX Trust, 2017-IMC A (1 mo. USD LIBOR + 1.050%)	3.539%	10/15/32	2,930,000	2,932,086	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	655,170
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	585,021	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	82,810
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	72,943	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.085%	10/10/46	40,000	41,188	(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.145%	7/15/47	5,642,616	196,670	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.220%	3/10/47	3,585,738	159,954	(b)
Credit Suisse Mortgage Trust, 2017-RPL3 A1	4.000%	8/1/57	1,378,188	1,385,052	(a)(b)
CSMC Trust, 2017-LSTK A	2.761%	4/5/33	580,000	575,939	(a)
CSMC Trust, 2018- PLUM A (1 mo. USD LIBOR + 3.231%)	5.715%	8/15/20	1,050,000	1,051,329	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	7,006,264	6,811,310	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	3.189%	12/29/45	206,764	207,131	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Strips, 20170, B, IO	10.000%	3/1/21	17	0	(h)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K712 X1, IO	1.329%	11/25/19	$2,435,991	$14,587	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	2,997,188	319,108
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.761%	9/15/42	714,305	99,983	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	4.140%	4/25/24	445,521	449,468	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	5.090%	12/25/27	337,175	342,294	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2 (1 mo. USD LIBOR + 2.850%)	5.340%	4/25/28	1,500,932	1,538,859	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2 (1 mo. USD LIBOR + 2.650%)	5.140%	3/25/28	331,104	335,795	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	5.390%	7/25/28	729,254	742,497	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, 20S8FX A2	3.291%	3/25/27	590,000	595,343
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	4.490%	12/25/28	881,560	889,545	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	7.490%	11/25/24	1,278,225	1,425,782	(b)
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	6	6
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	1,041,031	104,748

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	$1,385,127	$138,933
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,827,055	2,782,048	(a)(b)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	6.514%	12/25/45	11,804	11,809	(a)(b)
GE Business Loan Trust, 2006-2A A (1 mo. USD LIBOR + 0.180%)	2.669%	11/15/34	477,834	469,838	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.857%	8/20/58	676,607	675,238	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.957%	11/20/60	1,763,754	1,763,621	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	3.007%	2/20/61	572,832	573,341	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	3.007%	3/20/61	278,976	279,272	(b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.956%	4/16/53	3,487,965	103,440	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	2.857%	12/20/62	1,142,610	1,139,972	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.587%	4/16/47	7,586,990	284,812	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.956%	6/16/54	4,919,305	244,321	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.876%	8/16/54	3,817,330	163,926	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.650%	5/16/55	5,062,463	206,677	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.757%	8/16/54	6,588,842	305,859	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	630,000	623,039	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.789%	9/15/31	3,030,000	2,987,538	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.989%	9/15/31	2,360,000	2,326,719	(a)(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	255,775	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
GS Mortgage Securities Trust, 2016-GS3 C	3.996%	10/10/49	$570,000	$563,125	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	2.659%	9/26/37	796,476	782,070	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	4.316%	1/19/35	150,470	148,939	(b)
Hospitality Mortgage Trust, 2017-HIT A (1 mo. USD LIBOR + 0.850%)	3.363%	5/8/30	570,000	569,466	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.990%	5/25/37	1,333,261	1,325,998	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.891%	1/15/47	90,000	95,117	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.560%	9/15/47	300,000	296,580	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.278%	7/15/48	654,000	669,150	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.239%	5/15/28	994,952	981,861	(a)(b)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,395,510	1,375,222	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,798,547	4,731,307	(a)(b)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	627,328	(a)(b)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	4.456%	2/25/34	270,160	270,929	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,263,785
Morgan Stanley Capital I Trust, 2016-UB11 A4	2.782%	8/15/49	540,000	517,471
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	3.390%	7/25/34	149,616	149,699	(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	1,440,000	1,412,510	(a)(b)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	459,000	457,546	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	1,077,722	1,076,418	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	1,080,818	1,090,148	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	1,192,278	1,215,476	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,939,431	1,961,161	(a)(b)
SACO I Trust, 2007-VA1 A	8.923%	6/25/21	157,742	152,229	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.480%	12/10/45	$570,000	$540,847	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	595,290	624,197
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	3.230%	11/25/34	586,742	581,711	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR9 A7	4.176%	8/25/34	2,164,043	2,200,575	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	411,057	413,791	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	540,000	526,434
Wells Fargo Mortgage Backed Securities Trust, 2004-M A7 (1 Year Treasury Constant Maturity Rate + 2.490%)	4.620%	8/25/34	151,684	157,633	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.604%	10/15/57	5,763,890	149,933	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $69,951,995)				68,383,645

ASSET-BACKED SECURITIES - 5.9%
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	3.171%	7/25/34	1,177,484	1,165,642	(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	4.326%	5/1/27	690,000	690,703	(a)(b)
AMMC CLO XI Ltd., 2012-11A A1R2 (3 mo. USD LIBOR + 1.010%)	3.761%	4/30/31	1,530,000	1,511,351	(a)(b)
AMMC CLO XII Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.200%)	3.897%	11/10/30	500,000	497,650	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	3.867%	4/15/31	1,250,000	1,240,069	(a)(b)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	4.261%	10/20/27	1,500,000	1,496,296	(a)(b)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	0.000%	4/22/31	250,000	250,000	(a)(b)(d)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	3.707%	4/15/30	860,000	846,987	(a)(b)
Ares XXXIII CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	3.949%	12/5/25	750,000	750,022	(a)(b)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	3.753%	7/17/26	971,015	968,775	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.761%	4/20/31	$1,000,000	$984,077	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	4.634%	3/25/44	498,494	503,849	(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.831%	11/23/25	745,670	746,574	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.981%	7/20/31	750,000	746,521	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	4.461%	4/20/29	1,250,000	1,246,505	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.851%	10/20/28	250,000	249,421	(a)(b)
Cent CLO 24 Ltd., 2015-24A A1R (3 mo. USD LIBOR + 1.07%)	3.857%	10/15/26	1,250,000	1,246,147	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	3.420%	12/25/35	1,470,000	1,478,639	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.639%	11/15/36	759,820	667,828	(b)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.629%	1/15/37	1,051,911	997,868	(b)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	4.390%	10/27/31	484,268	492,581	(a)(b)
Dryden 37 Senior Loan Fund, 2015-37A AR (3 mo. USD LIBOR + 1.100%)	3.887%	1/15/31	750,000	746,005	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	3.634%	3/25/33	706,612	695,315	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,256,279
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	43,669	43,729	(a)
GSAA Home Equity Trust, 2005-8 A4 (1 mo. USD LIBOR + 0.270%)	2.760%	6/25/35	68,271	68,382	(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.851%	7/25/27	1,010,000	1,004,823	(a)(b)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	3,380,000	3,363,803	(a)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	3,530,000	3,489,480	(a)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.787%	4/15/31	1,000,000	982,628	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
LCM XXIII LTD., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	4.161%	10/20/29	$750,000	$750,878	(a)(b)
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	200,000	200,920	(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	2,995,337	3,004,298	(a)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.862%	12/7/20	652,338	653,766	(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	4.094%	8/15/29	500,000	500,785	(a)(b)
OZLM VII Ltd., 2014-7RA A2R (3 mo. USD LIBOR + 1.600%)	4.373%	7/17/29	1,250,000	1,236,870	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.801%	4/30/27	1,250,000	1,242,596	(a)(b)
Prosper Marketplace Issuance Trust Series, 2017-3A A	2.360%	11/15/23	208,945	208,769	(a)
SLM Private Credit Student Loan Trust, 2002-A A2 (3 mo. USD LIBOR + 0.550%)	3.338%	12/16/30	809,496	809,059	(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	3.538%	3/15/33	600,562	593,153	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	3.538%	3/15/33	1,222,075	1,203,954	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A (3 mo. USD LIBOR + 1.550%)	4.323%	7/17/28	1,000,000	1,000,000	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	3.733%	7/17/28	1,000,000	1,000,000	(a)(b)(d)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	4.447%	10/13/29	1,000,000	994,668	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	1,950,471	1,913,993	(a)(b)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	1,403,251	1,365,850	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	4.459%	10/20/28	530,000	527,292	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	3.677%	4/15/29	1,000,000	988,592	(a)(b)
Venture XXIV CLO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	4.181%	10/20/28	500,000	500,347	(a)(b)
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	3.680%	1/18/29	500,000	495,332	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.497%	6/7/30	500,000	498,856	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.25%)	3.676%	10/15/31	$820,000	$815,589	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	1,082,043	1,069,853	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	4.317%	10/15/28	500,000	499,985	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $53,459,141)				53,503,354

SOVEREIGN BONDS - 4.9%
Brazil - 0.0%
Brazilian Government International Bond, Senior Notes	4.875%	1/22/21	480,000	495,360

Canada - 0.3%
Province of Ontario Canada, Senior Notes	4.400%	4/14/20	1,440,000	1,466,541
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,390,385

Total Canada				2,856,926

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,193,980
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	560,000	573,160
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	991,300
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,252,800

Total Colombia				5,011,240

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	621,080	(a)

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	240,000	247,157	(l)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	521,283	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	195,402	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	206,668	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	2,821,010	(l)

Total Indonesia				3,991,520

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	$1,270,000	$1,336,830	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,185,190	(a)

Mexico - 0.8%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	3,020,000	3,055,198
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,340,000	1,311,190
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,509,346

Total Mexico				6,875,734

Panama - 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,183,425
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,263,250

Total Panama				2,446,675

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,350,000	1,763,100
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	770,000	945,175

Total Peru				2,708,275

Poland - 0.4%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,380,000	1,445,224
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	1,944,099

Total Poland				3,389,323

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,425,464	(l)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	197,324	(l)

Total Qatar				1,622,788

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Russia - 0.6%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	$800,000	$829,420	(a)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	236,135	262,278	(l)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	74,700	82,970	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	2,376,942	(l)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,564,276	(l)

Total Russia				5,115,886

Saudi Arabia - 0.0%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	290,000	285,463	(a)

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,067,240	(a)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,247,850
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,278,130

Total Uruguay				3,525,980

TOTAL SOVEREIGN BONDS (Cost - $44,564,012)				44,535,510

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Notes, Treasury Inflation Indexed	0.375%	7/15/27	1,869,213	1,820,705
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,223,160	3,411,115
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,205,586	1,106,580
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	3,544,320	3,456,289

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $9,751,525)				9,794,689

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Eurodollar Futures, Call @ $97.38	12/16/19	108	270,000	33,750
U.S. Treasury 10-Year Notes Futures, Call @ $122.50	3/8/19	54	54,000	4,219
U.S. Treasury 10-Year Notes Futures, Call @ $122.00	3/22/19	27	27,000	10,547
U.S. Treasury 10-Year Notes Futures, Call @ $122.75	3/22/19	54	54,000	7,594

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Put @ $122.25	3/8/19	54	$54,000	$21,094
U.S. Treasury Long-Term Bonds Futures, Call @ $146.00	3/8/19	27	27,000	2,953
U.S. Treasury Long-Term Bonds Futures, Call +@ $144.50	3/22/19	27	27,000	22,781
U.S. Treasury Long-Term Bonds Futures, Call @ $145.00	3/22/19	27	27,000	16,875
U.S. Treasury Long-Term Bonds Futures, Call @ $146.00	3/22/19	81	81,000	26,578
U.S. Treasury Long-Term Bonds Futures, Put @ $145.00	3/22/19	27	27,000	31,219

TOTAL PURCHASED OPTIONS (Cost - $248,943)				177,610

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $926,732,351)				918,990,217

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $5,113,206)	2.430%		5,113,206	5,113,206	(m)

TOTAL INVESTMENTS - 102.4% (Cost - $931,845,557)				924,103,423
Liabilities in Excess of Other Assets - (2.4)%				(21,357,496)

TOTAL NET ASSETS - 100.0%				$902,745,927

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on these securities is currently in default as of February 28, 2019.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of February 28, 2019.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2019, the Fund held TBA securities with a total cost of $28,220,144.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At February 28, 2019, the total market value of investments in Affiliated Companies was $5,113,206 and the cost was $5,113,206 (Note 2).

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CTFS	— Certificates
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar Futures, Call	12/16/19	$97.63	216	$540,000	$29,700
U.S. Treasury 5-Year Notes Futures, Call	3/22/19	115.00	81	81,000	7,594
U.S. Treasury 5-Year Notes Futures, Call	5/24/19	115.50	54	54,000	10,547
U.S. Treasury 5-Year Notes Futures, Put	3/22/19	114.25	208	208,000	24,375
U.S. Treasury 5-Year Notes Futures, Put	3/22/19	114.50	194	194,000	40,922
U.S. Treasury 5-Year Notes Futures, Put	5/24/19	114.00	54	54,000	14,344
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	122.50	108	108,000	21,937
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	123.00	53	53,000	4,969
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	123.25	108	108,000	6,750
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	123.50	214	214,000	10,031
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	124.00	178	178,000	41,719
U.S. Treasury 10-Year Notes Futures, Put	5/24/19	120.50	43	43,000	12,765
U.S. Treasury Long-Term Bonds Futures, Call	3/22/19	148.00	13	13,000	1,016
U.S. Treasury Long-Term Bonds Futures, Call	4/26/19	148.00	27	27,000	9,281

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $329,789)					$235,950

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	1,456	12/19	$353,054,761	$354,390,400	$1,335,639
90-Day EuroDollar	291	6/20	70,837,199	70,916,700	79,501
90-Day EuroDollar	55	3/21	13,397,412	13,413,125	15,713
U.S. Treasury 2-Year Notes	1,321	6/19	280,474,912	280,310,008	(164,904)
U.S. Treasury 5-Year Notes	265	6/19	30,400,498	30,359,062	(41,436)
U.S. Treasury Ultra Long-Term Bonds	85	6/19	13,736,724	13,565,469	(171,255)

					1,053,258

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day EuroDollar	130	3/19	$31,695,416	$31,655,000	$40,416
U.S. Treasury 10-Year Notes	976	6/19	119,457,335	119,072,000	385,335
U.S. Treasury Long-Term Bonds	829	6/19	120,610,346	119,764,594	845,752
U.S. Treasury Ultra Long-Term Bonds	56	6/19	7,268,505	7,249,375	19,130

					1,290,633

Net unrealized appreciation on open futures contracts					$2,343,891

At February 28, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$3,270,000	12/18/21	3-month LIBOR quarterly	2.851% semi-annually	$20,813	$2,752
	81,335,000	12/18/21	3-month LIBOR quarterly	3.230% semi-annually	120,886	940,840
	17,784,000	5/31/22	3-month LIBOR quarterly	2.250% semi-annually	23,961	(199,262)
	37,377,000	3/20/24	3-month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate + 0.310% quarterly	2,809	92,818
	17,943,000	12/18/29	3.300% semi annually	3-month LIBOR quarterly	(93,362)	(722,784)
	11,562,000	2/15/44	3.330% semi-annually	3-month LIBOR quarterly	(439)	(895,017)
	10,952,000	5/15/44	2.875% semi-annually	3-month LIBOR quarterly	43,376	21,755

Total	$180,223,000				$118,044	$(758,898)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.31 Index	$52,880,000	12/20/23	1.000% quarterly	$941,687	$424,185	$517,502

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$146,797,653	$0	*	$146,797,653
Other Corporate Bonds & Notes	—	200,682,439	—		200,682,439
U.S. Government & Agency Obligations	—	308,697,082	—		308,697,082
Mortgage-Backed Securities	—	86,418,235	—		86,418,235
Collateralized Mortgage Obligations	—	68,383,645	—		68,383,645
Asset-Backed Securities	—	53,503,354	—		53,503,354
Sovereign Bonds	—	44,535,510	—		44,535,510
U.S. Treasury Inflation Protected Securities	—	9,794,689	—		9,794,689
Purchased Options	$177,610	—	—		177,610

Total Long-Term Investments	177,610	918,812,607	0	*	918,990,217

Short-Term Investments†	—	5,113,206	—		5,113,206

Total Investments	$177,610	$923,925,813	$0	*	$924,103,423

Other Financial Instruments:
Futures Contracts	$2,721,486	—	—		$2,721,486
Centrally Cleared Interest Rate Swaps	—	$1,058,165	—		1,058,165
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	517,502	—		517,502

Total Other Financial Instruments	$2,721,486	$1,575,667	—		$4,297,153

Total	$2,899,096	$925,501,480	$0	*	$928,400,576

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$235,950	—	—		$235,950
Futures Contracts	377,595	—	—		377,595
Centrally Cleared Interest Rate Swaps	—	$1,817,063	—		1,817,063

Total	$613,545	$1,817,063	—		$2,430,608

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 28, 2019. The following transactions were effected in shares of such companies for the period ended February 28, 2019.

	Affiliate Value at May 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$311,813,206	311,813,206	$306,700,000	306,700,000	—	$411,333	—	$5,113,206

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019